Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt
Schedule of Debt Instruments

The following table sets forth our debt (in thousands):

	June 30,	December 31,
	2021	2020
Term loan, due 2023	$—	$159,058
Term loan, due 2027 (as refinanced)	160,000	—
Aircraft term loan, due 2026	9,000	—
Convertible promissory notes	—	6,230
Total debt	169,000	165,288
Less: unamortized debt issuance costs	(2,578)	(358)
Less: unamortized debt discount	(4,891)	—
Total debt, net of unamortized debt issuance costs and debt discount	161,531	164,930
Less: current portion of debt	(2,093)	(4,470)
Less: convertible promissory notes	—	(6,230)
Total debt, net of current portion	$159,438	$154,230

Schedule of Maturities of the Principal Amount of Debt

The following table sets forth maturities of the principal amount of our term loans as of June 30, 2021 (in thousands):

Remainder of 2021	$1,231
2022	2,506
2023	2,565
2024	2,627
2025	2,695
Thereafter	157,376
Total	$169,000